Collaboration revenue (Tables)	12 Months Ended
Dec. 31, 2023
Collaboration revenue
Schedule of revenue

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Zai Lab	$—	—	151,903
J&J	—	—	292,279
AbbVie	—	—	121
Upfront payments	—	—	444,303
Zai Lab	—	—	25,634
J&J	—	—	22,865
AbbVie	30,000	—	102
Other	—	5,365	1,214
Milestone payments	30,000	5,365	49,815
J&J	—	—	2,028
Other	—	424	298
Research and development service fees	—	424	2,326
Zai Lab	5,533	4,238	833
Other collaboration revenue	5,533	4,238	833
Total collaboration revenue	$35,533	$10,026	$497,277